Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Schedule of reconciliation of changes in liabilities arising from financing activities
The following table provides a reconciliation of changes in assets and liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES (2)	TOTAL
January 1, 2023		31,920	(307)	867	253	32,733
Cash flows from (used in) financing activities
Decrease in notes payable		(646)	—	—	—	(646)
Issue of long-term debt		5,195	—	—	—	5,195
Repayment of long-term debt		(1,858)	—	—	—	(1,858)
Repurchase of financial liability		—	—	—	(149)	(149)
Cash dividends paid on common and preferred shares		—	—	(3,668)	—	(3,668)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(47)	—	(47)
Other financing activities		(24)	—	—	—	(24)
Total cash flows from (used in) financing activities excluding equity		2,667	—	(3,715)	(149)	(1,197)

Non-cash changes arising from
Increase in lease liabilities		1,562	—	—	—	1,562
Dividends declared on common and preferred shares		—	—	3,717	—	3,717
Dividends declared by subsidiaries to non-controlling interests		—	—	47	—	47
Effect of changes in foreign exchange rates		(169)	169	—	—	—
Business acquisitions	4	5	—	—	—	5
Business disposition	4	(93)	—	—	—	(93)
Reclassification to liabilities held for sale		(7)	—	—	—	(7)
Other		292	(15)	(6)	(26)	245
Total non-cash changes		1,590	154	3,758	(26)	5,476
December 31, 2023		36,177	(153)	910	78	37,012
(1) Included in Other current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
(2) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES (2)	TOTAL
January 1, 2022		29,673	79	811	294	30,857
Cash flows from (used in) financing activities
Increase in notes payable		42	69	—	—	111
Issue of long-term debt		1,951	—	—	—	1,951
Repayment of long-term debt		(2,023)	—	—	—	(2,023)
Cash dividends paid on common and preferred shares		—	—	(3,448)	—	(3,448)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(39)	—	(39)
Increase in securitized trade receivables		700	—	—	—	700
Other financing activities		(13)	—	—	(18)	(31)
Total cash flows from (used in) financing activities excluding equity		657	69	(3,487)	(18)	(2,779)

Non-cash changes arising from
Increase in lease liabilities		1,008	—	—	—	1,008
Dividends declared on common and preferred shares		—	—	3,508	—	3,508
Dividends declared by subsidiaries to non-controlling interests		—	—	39	—	39
Effect of changes in foreign exchange rates		437	(437)	—	—	—
Business acquisitions		8	—	—	—	8
Business disposition		(14)	—	—	—	(14)
Other		151	(18)	(4)	(23)	106
Total non-cash changes		1,590	(455)	3,543	(23)	4,655
December 31, 2022		31,920	(307)	867	253	32,733
(1) Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statements of financial position.
(2) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.